[TYPE]     497
[DESCRIPTION] Cover

                              July 3, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
          File Number: 811-08203/333-26323

Ladies and Gentlemen:

     This letter will serve as our filing under the provisions of Rule 497 of the Securities Act of 1933. We are writing to inform you that there have been no changes to the Fund's Prospectus and Statement of Additional Information that were filed as Pre-effective amendment No. 1 on June 27, 1997. The Prospectus and Statement of Additional Information became effective on June 27, 1997. These documents will be used for the offer and sale of Fund shares.

                                   Sincerely,
                                   /s/Forrest R. Foss
                                   Forrest R. Foss